Financial risk management (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial risk management
Lease liabilities, beginning of year	$ 3,142	$ 4,774
Additions	225	720
Lease principal payments	(2,527)	(2,352)
Lease interest payments	(154)	(1,040)
Accretion on lease liabilities	750	1,040
Lease liabilities, end of year	$ 1,436	$ 3,142